Restructuring - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Restructuring Cost and Reserve
Interest rate to present value long-term restructuring liability	2.00%
Abandonment and impairment of long lived assets	$ 1	$ 6	$ 7
Resource Alignment Program
Restructuring Cost and Reserve
Charges incurred	11	67
Abandonment and impairment of long lived assets	$ 0	$ 4	4
Impairment of long-lived assets to be disposed of			$ 165